Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income taxes

22	Income taxes

Income taxes are comprised of taxation over operations in Brazil, related to Corporate Income Tax ("IRPJ") and Social Contribution on Net Profit ("CSLL"). According to Brazilian tax legislation, income taxes and social contribution are assessed and paid by legal entity and not on a consolidated basis.

Reconciliation of income taxes expense

The table below is a reconciliation of income tax expense to profit for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Income before income taxes	429,582	428,433	273,462
Combined statutory income taxes rate - %	34%	34%	34%
Income taxes at statutory rates	(146,058)	(145,667)	(92,977)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation	(32,274)	(32,859)	(37,794)
PROUNI - Fiscal Incentive (i)	309,952	270,062	194,830
Unrecognized deferred tax assets	(154,062)	(117,377)	(86,233)
Recognized deferred tax assets	3,233	-	-
Presumed profit income tax regime effect (ii)	(8,787)	(1,549)	(7,066)
Permanent adjustments	(4,687)	(12,226)	(6,232)
Other	8,517	3,939	4,293
Income taxes expense - current	(24,166)	(35,677)	(31,179)
Effective rate	5.62%	8.33%	11.40%

(i)	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempts companies of paying income taxes and social contribution upon compliance with certain requirements required by said Law.
(ii)	Brazilian tax law establishes that companies that generate gross revenues of up to R$78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Deferred income taxes

As of December 31, 2023, the Company had accumulated unrecognized deferred income tax assets on temporary differences and tax losses in the amount of R$1,211,909 (tax-basis) (December 31, 2022: R$778,080 (tax-basis)) which does not have any tax planning opportunities available that could support the recognition of these temporary differences as deferred tax assets. Accordingly, the Company did not recognize deferred tax assets over these amounts, except the amount as of R$9,508 of tax basis from one subsidiary, where the Company recognize deferred tax assets that is expected to be compensated in next years.